Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other current investments	$ 843	$ 578
Other non-current investments	2,189	2,670
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	1,177	1,040
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	754	364
Other non-current investments	939	1,522
Other
Disclosure of financial assets [line items]
Other current investments	89	214
Other non-current investments	$ 73	$ 108